UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    Form N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY




                  Investment Company Act File Number: 811-3447

                              SEI Tax Exempt Trust




                                   Registrant
                              SEI Tax Exempt Trust
                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110

                                 (800) 342-5734




                                Agent for Service

                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110





                          Date of Fiscal Year End: 8/31





             Date of Reporting Period: July 1, 2004 to June 30, 2005

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                         California Municipal Bond Fund

The California Municipal Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                           California Tax Exempt Fund

The California Tax Exempt Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                           Institutional Tax Free Fund

The Institutional Tax Free Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                        Intermediate-Term Municipal Fund

The Intermediate-Term Municipal Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                        Massachusetts Municipal Bond Fund

The Massachusetts Municipal Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                    Massachusetts Tax Free Money Market Fund

The Massachusetts Tax Free Money Market Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                         New Jersey Municipal Bond Fund

The New Jersey Municipal Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                          New York Municipal Bond Fund

The New York Municipal Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                        Pennsylvania Municipal Bond Fund

The Pennsylvania Municipal Bond Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                           Pennsylvania Tax Free Fund

The Pennsylvania Tax Free Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                          Short Duration Municipal Fund

The Short Duration Municipal Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                  Tax Free Fund

The Tax Free Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.


                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                  Name of Registrant: SEI Tax Exempt Trust
                  By: /s/ Edward D. Loughlin
                  President
                  Date: August 31, 2005